5. CAPITAL STOCK AND STOCK BASED COMPENSATION	9 Months Ended
May 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
5. CAPITAL STOCK AND STOCK BASED COMPENSATION

Sales of Common Stock

During the three and nine months ended May 31, 2014 fees  totaling $52,500 and $157,500, were paid using  61,257 and 161,058 shares of the Company’s restricted common stock, at weighted average prices of $0.857 and $0.978 per share, respectively. During the three and nine months ended May 31, 2013, fees totaling $37,500 and $107,500 were paid using 20,789 and 54,200 shares of the Company’s restricted common stock at weighted average prices of $1.80 and $1.98 per share, respectively.

Sale of Convertible Notes

On October 30, 2013 the Company issued 2013 Convertible Notes having an aggregate principal amount of $2,255,000. The Company also issued the Stock Purchase Warrants in connection with the 2013 Convertible Note Offering providing for the purchase of up to 1,127,500 shares of its common stock (1 full share for each $2.00 invested in the 2013 Convertible Notes) at an exercise price of $1.25 per share for a period of three years (see Note 4).

In aggregate, 3,382,500 shares of the Company’s common stock (comprised of 2,255,000 shares issuable on conversion of the principal of the Convertible Notes and 1,127,500 shares issuable on exercise of the Stock Purchase Warrants), or such greater number of shares as may be issuable upon election of the interest repayment in common stock under the terms of the 2013 Convertible Notes, have been reserved for issuance upon conversion of the Convertible Notes or exercise of the Stock Purchase Warrants in accordance with their terms.

The Company paid $176,400 in finder’s fees in connection with the 2013 Convertible Note Offering which were expensed as financing costs.

Stock-Based Compensation

During the three and nine months ended May 31, 2014, the Company recognized $103,928 and $340,432, respectively, of non-cash expense related to stock-based compensation under its 2012 Non-Qualified Stock Option Plan (the “Option Plan”). As of May 31, 2014, $143,474 of total unrecognized compensation cost remains under the Option Plan. Of this amount, $96,676 and $46,798 are expected to be recognized during fiscal 2014, and fiscal 2015, respectively.

During the three and nine months ended May 31, 2013, the Company recognized $123,016 and $591,648 respectively, of non-cash expense related to stock-based compensation under the Option Plan. On January 15, 2013, the Company also authorized the issuance of 50,000 bonus shares of its common stock to its new Chief Operating Officer pursuant to the 2012 Stock Bonus Plan. The fair market value of these bonus shares was $97,000 or $1.94 per share at that date. Stock-based compensation recognized during the nine months ended May 31, 2013 also includes $516,919 earned by a company controlled by the Company’s Chief Executive Officer, and its Chief Financial Officer, under the terms of the Finders Fees Agreement (see Note 6).